Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Share Issued Capital

Number of ordinary shares
Issued share capital
At 1 January 2022	—
Shares issued to PIPE investors	13,193,068
Reorganisation
- Share exchange (see Note 2)	128,376,418
- Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2	19,641,074
Shares issued as part of the Employee Share Grant Plan	749,802
At 31 December 2022	161,960,362

Summary of Reconciliation of Share Capital And Treasury Shares	The movements of the shares issued by PropertyGuru in prior periods presented have been retrospectively adjusted to give effect to the share exchange for purpose of calculation of loss per shares (Note 12).

	No. of ordinary shares*	Amount
		$’000
2021
Beginning of financial year	55,983,598	36,553
Shares issued	23,469,947	252,338
Conversion of preference shares to ordinary shares	48,385,450	395,456
End of financial year	127,838,995	684,347
2020
Beginning of financial year	55,381,455	33,886
Shares issued	602,143	2,667
End of financial year	55,983,598	36,553

* Retrospectively adjusted to give effect to the impact of share exchange.